UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-01236

DWS Market Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2012

ITEM 1.	REPORT TO STOCKHOLDERS

APRIL 30, 2012 Semiannual Report to Shareholders

DWS Global Income Builder Fund (formerly DWS Balanced Fund)

Contents
4 Performance Summary
8 Portfolio Summary
10 Investment Portfolio
30 Statement of Assets and Liabilities
32 Statement of Operations
33 Statement of Changes in Net Assets
34 Financial Highlights
39 Notes to Financial Statements
55 Information About Your Fund's Expenses
57 Summary of Management Fee Evaluation by Independent Fee Consultant
61 Account Management Resources
63 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Dividends are not guaranteed. Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. ETFs also incur fees and expenses so they may not fully match the performance of the indexes they are designed to track. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The fund may lend securities to approved institutions. Stocks may decline in value. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary April 30, 2012 (Unaudited)

Average Annual Total Returns as of 4/30/12
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	6.59%	-0.21%	12.49%	0.99%	3.15%
Class B	6.06%	-1.22%	11.42%	0.29%	2.47%
Class C	6.17%	-1.13%	11.52%	0.14%	2.29%
S&P® Target Risk Moderate Index+	4.81%	2.39%	10.09%	2.21%	5.11%
Russell 1000® Index++	12.89%	4.11%	19.88%	1.23%	5.09%
Barclays U.S. Aggregate Bond Index+++	2.44%	7.54%	7.06%	6.37%	5.71%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	0.46%	-5.95%	10.29%	-0.20%	2.54%
Class B (max 4.00% CDSC)	2.06%	-4.16%	10.88%	0.10%	2.47%
Class C (max 1.00% CDSC)	5.17%	-1.13%	11.52%	0.14%	2.29%
S&P® Target Risk Moderate Index+	4.81%	2.39%	10.09%	2.21%	5.11%
Russell 1000® Index++	12.89%	4.11%	19.88%	1.23%	5.09%
Barclays U.S. Aggregate Bond Index+++	2.44%	7.54%	7.06%	6.37%	5.71%
No Sales Charges						Life of Class S*
Class S	6.70%	-0.11%	12.68%	1.20%	N/A	3.37%
Institutional Class	6.66%	-0.17%	12.79%	1.29%	3.47%	N/A
S&P® Target Risk Moderate Index+	4.81%	2.39%	10.09%	2.21%	5.11%	4.54%
Russell 1000® Index++	12.89%	4.11%	19.88%	1.23%	5.09%	4.89%
Barclays U.S. Aggregate Bond Index+++	2.44%	7.54%	7.06%	6.37%	5.71%	5.81%

‡ Total returns shown for periods less than one year are not annualized.

* Class S shares commenced operations on March 14, 2005. The performance shown for each index is for the time period of March 31, 2005 through April 30, 2012, which is based on the performance period of the life of the class.

Prior to March 1, 2012, this Fund was known as DWS Balanced Fund. The Fund's investment objective, strategy, risks and management team also changed at that time.

Average Annual Total Returns as of 3/31/12 (most recent calendar quarter end)
Unadjusted for Sales Charge	1-Year	3-Year	5-Year	10-Year
Class A	1.59%	14.56%	1.35%	2.68%
Class B	0.56%	13.50%	0.64%	2.00%
Class C	0.65%	13.61%	0.49%	1.82%
S&P® Target Risk Moderate Index+	4.58%	11.76%	2.65%	5.15%
Russell 1000® Index++	7.86%	24.03%	2.19%	4.53%
Barclays U.S. Aggregate Bond Index+++	7.71%	6.83%	6.25%	5.80%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	-4.25%	12.32%	0.16%	2.07%
Class B (max 4.00% CDSC)	-2.44%	12.98%	0.45%	2.00%
Class C (max 1.00% CDSC)	0.65%	13.61%	0.49%	1.82%
S&P® Target Risk Moderate Index+	4.58%	11.76%	2.65%	5.15%
Russell 1000® Index++	7.86%	24.03%	2.19%	4.53%
Barclays U.S. Aggregate Bond Index+++	7.71%	6.83%	6.25%	5.80%
No Sales Charges					Life of Class S*
Class S	1.80%	14.81%	1.54%	N/A	3.29%
Institutional Class	1.74%	14.92%	1.62%	3.00%	N/A
S&P® Target Risk Moderate Index+	4.58%	11.76%	2.65%	5.15%	4.60%
Russell 1000® Index++	7.86%	24.03%	2.19%	4.53%	5.04%
Barclays U.S. Aggregate Bond Index+++	7.71%	6.83%	6.25%	5.80%	5.72%

* Class S shares commenced operations on March 14, 2005. The performance shown for each index is for the time period of March 31, 2005 through April 30, 2012, which is based on the performance period of the life of the class.

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated March 1, 2012 are 0.96%, 1.92%, 1.78%, 0.76% and 0.64% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The S&P Target Risk Moderate Index is designed to measure the performance of S&P's proprietary moderate target risk allocation model. The S&P Target Risk Moderate Index seeks to provide significant exposure to fixed income, while also allocating a smaller portion of exposure to equities in order to seek current income, some capital preservation, and an opportunity for moderate to low capital appreciation. On March 1, 2012, the S&P Target Moderate Index replaced the Russell 1000 Index as the Fund's benchmark index because the Advisor believes that it more accurately reflects the Fund's investment strategy.

++ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

+++ The Barclays U.S. Aggregate Bond Index is an unmanaged, market-value-weighted measure of Treasury issues, corporate bond issues and mortgage securities.

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value: 4/30/12	$9.42	$9.42	$9.40	$9.42	$9.41
10/31/11	$8.91	$8.91	$8.89	$8.91	$8.91
Distribution Information: Six Months as of 4/30/12: Income Dividends	$.07	$.03	$.04	$.08	$.09

Morningstar Rankings — Moderate Allocation Funds Category as of 4/30/12
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	664	of	961	69
3-Year	674	of	842	80
5-Year	580	of	749	77
10-Year	378	of	404	93
Class B 1-Year	789	of	961	82
3-Year	770	of	842	91
5-Year	670	of	749	89
10-Year	395	of	404	97
Class C 1-Year	778	of	961	81
3-Year	765	of	842	90
5-Year	678	of	749	90
10-Year	399	of	404	98
Class S 1-Year	640	of	961	66
3-Year	651	of	842	77
5-Year	552	of	749	73
Institutional Class 1-Year	653	of	961	68
3-Year	632	of	842	75
5-Year	525	of	749	70
10-Year	361	of	404	89

Source: Morningstar, Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Portfolio Summary (Unaudited)

Ten Largest Equity Holdings at April 30, 2012 (14.2% of Net Assets)
1. Rhoen-Klinikum AG Operates general, rehabilitation and emergency health care facilities	2.1%
2. Intel Corp. Designer, manufacturer and seller of computer components and related products	1.7%
3. PepsiCo, Inc. Provider of soft drinks, snack foods and food services	1.6%
4. ConocoPhillips Producer of petroleum and other natural gases	1.4%
5. Transocean Ltd. Offshore drilling contractor	1.4%
6. British American Tobacco PLC Manufactures, markets and sells cigarettes and other tobacco products	1.4%
7. Smiths Group PLC Manufactures aerospace electronics, medical systems, industrial products and sealing systems	1.3%
8. PartnerRe Ltd. Provides multi-line reinsurance to insurance companies	1.1%
9. Diebold, Inc. Provides integrated self-service delivery systems and services on a worldwide basis	1.1%
10. Franco-Nevada Corp. Resource royalty and investment company	1.1%
Portfolio holdings and characteristics are subject to change.
For more complete details about the fund's investment portfolio, see page 10. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section on page 61 for contact information.

Investment Portfolio as of April 30, 2012 (Unaudited)
	Shares	Value ($)

Common Stocks 50.5%
Consumer Discretionary 2.9%
Distributors 0.7%
Genuine Parts Co.	102,189	6,619,804
Hotels, Restaurants & Leisure 0.0%
Trump Entertainment Resorts, Inc.*	8	0
Media 1.5%
Pearson PLC	528,000	9,942,988
Postmedia Network Canada Corp.*	1,872	2,842
Vertis Holdings, Inc.*	345	190
Wolters Kluwer NV (a)	341,000	5,887,319
		15,833,339
Textiles, Apparel & Luxury Goods 0.7%
VF Corp.	49,000	7,450,450
Consumer Staples 8.4%
Beverages 1.6%
PepsiCo, Inc.	254,033	16,766,178
Food & Staples Retailing 1.0%
Metcash Ltd.	2,515,000	10,350,546
Food Products 1.6%
Nestle SA (Registered)	139,800	8,564,726
Unilever NV (CVA) (a)	254,000	8,699,052
		17,263,778
Household Products 1.0%
Procter & Gamble Co.	166,000	10,564,240
Tobacco 3.2%
Altria Group, Inc.	335,781	10,815,506
British American Tobacco PLC	271,000	13,914,654
Imperial Tobacco Group PLC	208,000	8,319,602
		33,049,762
Energy 8.4%
Energy Equipment & Services 2.4%
Transocean Ltd.	293,724	14,800,752
WorleyParsons Ltd.	341,000	10,032,667
		24,833,419
Oil, Gas & Consumable Fuels 6.0%
Canadian Natural Resources Ltd. (b)	222,000	7,712,750
Canadian Natural Resources Ltd. (b)	87,791	3,050,737
ConocoPhillips (a)	207,700	14,877,551
Enbridge, Inc. (a)	228,000	9,552,989
EOG Resources, Inc.	88,758	9,746,516
TransCanada Corp. (a)	229,000	10,074,748
Woodside Petroleum Ltd.	211,000	7,667,485
		62,682,776
Financials 4.4%
Commercial Banks 1.6%
Bank of Nova Scotia (a)	153,000	8,487,523
Toronto-Dominion Bank	94,000	7,944,587
		16,432,110
Insurance 2.8%
Alleghany Corp.*	8,871	3,041,866
PartnerRe Ltd.	168,271	11,715,027
Powszechny Zaklad Ubezpieczen SA	55,000	5,559,028
Sampo Oyj "A"	329,000	8,750,688
		29,066,609
Health Care 4.3%
Health Care Providers & Services 2.1%
Rhoen-Klinikum AG	786,000	22,110,099
Pharmaceuticals 2.2%
Novartis AG (Registered)	108,000	5,954,426
Roche Holding AG (Genusschein)	57,000	10,414,475
Sanofi	82,000	6,260,805
		22,629,706
Industrials 4.0%
Aerospace & Defense 0.5%
BAE Systems PLC	1,210,000	5,793,771
Air Freight & Logistics 0.5%
Singapore Post Ltd.	6,172,000	5,060,860
Building Products 0.0%
Congoleum Corp.*	11,440	0
Commercial Services & Supplies 0.0%
Quad Graphics, Inc.	15	202
Industrial Conglomerates 2.2%
Koninklijke Philips Electronics NV*	480,000	9,533,387
Smiths Group PLC	754,000	13,096,831
		22,630,218
Road & Rail 0.8%
Canadian National Railway Co. (a)	101,000	8,619,021
Information Technology 5.1%
Computers & Peripherals 1.8%
Diebold, Inc.	291,000	11,479,950
Wincor Nixdorf AG (a)	191,000	7,407,273
		18,887,223
IT Services 0.6%
Automatic Data Processing, Inc.	108,000	6,006,960
Semiconductors & Semiconductor Equipment 2.7%
Intel Corp.	621,217	17,642,563
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (a)	683,000	10,641,140
		28,283,703
Software 0.0%
Microsoft Corp.	36	1,153
Materials 4.5%
Chemicals 1.6%
Air Liquide SA	66,000	8,495,752
Air Products & Chemicals, Inc.	98,793	8,445,813
		16,941,565
Construction Materials 0.0%
Wolverine Tube, Inc.*	1,235	30,245
Containers & Packaging 1.8%
Bemis Co., Inc.	165,112	5,347,978
Sealed Air Corp.	383,000	7,345,940
Sonoco Products Co.	160,876	5,329,822
		18,023,740
Metals & Mining 1.1%
Franco-Nevada Corp.	255,000	11,438,022
Telecommunication Services 4.7%
Diversified Telecommunication Services 2.7%
AT&T, Inc.	172,200	5,667,102
Belgacom SA (a)	148,000	4,204,569
Chunghwa Telecom Co., Ltd. (ADR) (a)	163,000	5,049,740
Koninklijke (Royal) KPN NV	334,046	2,998,947
Telus Corp.	167,000	10,026,593
		27,946,951
Wireless Telecommunication Services 2.0%
NTT DoCoMo, Inc.	4,900	8,336,858
SK Telecom Co., Ltd. (ADR) (a)	431,000	5,827,120
Vodafone Group PLC	2,332,000	6,468,839
		20,632,817
Utilities 3.8%
Electric Utilities 2.2%
E.ON AG (a)	207,000	4,691,760
Exelon Corp.	142,395	5,554,829
FirstEnergy Corp.	139,973	6,553,536
Fortum Oyj (a)	283,800	6,102,023
		22,902,148
Gas Utilities 0.8%
UGI Corp.	273,000	7,966,140
Multi-Utilities 0.8%
National Grid PLC	805,000	8,691,390
Total Common Stocks (Cost $513,061,724)		525,508,945

Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	207	35
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	506	4,384
Total Warrants (Cost $90,209)		4,419

		Principal Amount ($)(c)	Value ($)

Corporate Bonds 20.7%
Consumer Discretionary 2.9%
AMC Entertainment, Inc., 8.75%, 6/1/2019 (a)		520,000	554,450
Asbury Automotive Group, Inc., 7.625%, 3/15/2017		105,000	108,544
AutoZone, Inc., 3.7%, 4/15/2022		440,000	447,742
Avis Budget Car Rental LLC, 8.25%, 1/15/2019 (a)		65,000	68,088
Block Communications, Inc., 144A, 7.25%, 2/1/2020		70,000	71,225
Cablevision Systems Corp., 8.625%, 9/15/2017		1,000,000	1,097,500
Caesar's Entertainment Operating Co., Inc.:
144A, 8.5%, 2/15/2020		2,630,000	2,708,900
10.0%, 12/15/2018		55,000	41,456
11.25%, 6/1/2017		230,000	254,150
CBS Corp., 3.375%, 3/1/2022		450,000	442,949
CCO Holdings LLC:
6.5%, 4/30/2021		780,000	815,100
6.625%, 1/31/2022		35,000	36,619
7.375%, 6/1/2020		3,610,000	3,939,412
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		2,130,000	2,300,400
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		25,000	26,313
Clear Channel Communications, Inc., 9.0%, 3/1/2021		460,000	416,300
Clear Channel Worldwide Holdings, Inc.:
144A, 7.625%, 3/15/2020		1,210,000	1,197,550
Series A, 9.25%, 12/15/2017		15,000	16,369
Series B, 9.25%, 12/15/2017		245,000	268,581
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (a)		585,000	553,556
Desarrolladora Homex SAB de CV, 144A, 9.75%, 3/25/2020		1,000,000	1,040,000
DineEquity, Inc., 9.5%, 10/30/2018		30,000	33,150
DIRECTV Holdings LLC, 6.35%, 3/15/2040		196,000	217,821
DISH DBS Corp.:
6.625%, 10/1/2014		130,000	141,050
7.125%, 2/1/2016		95,000	105,213
7.875%, 9/1/2019		645,000	746,588
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015**		100,000	63
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		90,000	91,463
Harron Communications LP, 144A, 9.125%, 4/1/2020		120,000	124,800
Hertz Corp.:
6.75%, 4/15/2019 (a)		1,230,000	1,283,812
144A, 6.75%, 4/15/2019		35,000	36,531
Lowe's Companies, Inc., 3.12%, 4/15/2022		390,000	395,401
Macy's Retail Holdings, Inc., 3.875%, 1/15/2022		640,000	658,902
Mattel, Inc., 5.45%, 11/1/2041		88,000	93,203
McDonald's Corp., Series I, 5.35%, 3/1/2018		120,000	144,268
Mediacom Broadband LLC, 8.5%, 10/15/2015		50,000	51,500
Mediacom LLC:
144A, 7.25%, 2/15/2022		20,000	20,300
9.125%, 8/15/2019		920,000	1,002,800
MGM Resorts International:
7.625%, 1/15/2017 (a)		1,530,000	1,587,375
144A, 8.625%, 2/1/2019 (a)		145,000	157,506
10.375%, 5/15/2014		65,000	74,100
11.125%, 11/15/2017		85,000	96,263
National CineMedia LLC, 144A, 6.0%, 4/15/2022		115,000	117,013
News America, Inc., 6.65%, 11/15/2037		80,000	93,039
Sabre Holdings Corp., 8.35%, 3/15/2016		20,000	18,500
Staples, Inc., 9.75%, 1/15/2014		160,000	181,305
Travelport LLC, 5.113%**, 9/1/2014		70,000	39,375
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	530,000	750,670
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		1,345,000	1,442,512
Univision Communications, Inc., 144A, 6.875%, 5/15/2019		100,000	101,125
UPC Holding BV, 144A, 9.75%, 4/15/2018	EUR	1,145,000	1,598,997
Urbi, Desarrollos Urbanos SAB de CV, 144A, 9.75%, 2/3/2022		2,000,000	2,080,000
Yum! Brands, Inc.:
3.875%, 11/1/2020		775,000	824,020
5.3%, 9/15/2019		225,000	256,336
			30,970,205
Consumer Staples 0.5%
Constellation Brands, Inc., 6.0%, 5/1/2022		40,000	42,100
CVS Caremark Corp., 5.75%, 6/1/2017		80,000	94,538
Del Monte Corp., 7.625%, 2/15/2019 (a)		455,000	459,550
Delhaize Group SA, 4.125%, 4/10/2019		715,000	724,028
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		180,000	189,900
Grupo Bimbo SAB de CV, 144A, 4.5%, 1/25/2022		2,000,000	2,077,370
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		170,000	172,125
Kroger Co., 7.5%, 1/15/2014		80,000	88,768
Pilgrim's Pride Corp., 7.875%, 12/15/2018 (a)		311,000	315,665
Post Holdings, Inc., 144A, 7.375%, 2/15/2022		35,000	36,400
Procter & Gamble Co., 4.95%, 8/15/2014		160,000	176,367
Reynolds American, Inc., 7.25%, 6/15/2037		120,000	144,502
Safeway, Inc., 6.25%, 3/15/2014		120,000	129,728
Smithfield Foods, Inc., 7.75%, 7/1/2017		150,000	168,375
The JM Smucker Co., 3.5%, 10/15/2021		55,000	57,271
TreeHouse Foods, Inc., 7.75%, 3/1/2018		20,000	21,650
			4,898,337
Energy 2.3%
Arch Coal, Inc., 144A, 7.25%, 6/15/2021 (a)		1,320,000	1,178,100
Bill Barrett Corp., 7.625%, 10/1/2019		10,000	10,100
BreitBurn Energy Partners LP:
144A, 7.875%, 4/15/2022		20,000	20,200
8.625%, 10/15/2020		25,000	26,625
Bristow Group, Inc., 7.5%, 9/15/2017		95,000	99,275
Canadian Natural Resources Ltd., 5.7%, 5/15/2017		120,000	141,530
Chesapeake Energy Corp., 6.875%, 11/15/2020 (a)		730,000	711,750
Chesapeake Midstream Partners LP, 6.125%, 7/15/2022		60,000	57,750
Cimarex Energy Co., 5.875%, 5/1/2022		80,000	82,800
CONSOL Energy, Inc.:
8.0%, 4/1/2017		845,000	891,475
8.25%, 4/1/2020		600,000	630,000
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		850,000	1,099,640
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		605,000	626,175
Encana Corp., 5.15%, 11/15/2041		190,000	180,102
Enterprise Products Operating LLC:
Series G, 5.6%, 10/15/2014		120,000	132,519
6.125%, 10/15/2039		860,000	990,976
EV Energy Partners LP, 8.0%, 4/15/2019		910,000	928,200
Holly Energy Partners LP, 144A, 6.5%, 3/1/2020		20,000	20,200
Kinder Morgan Energy Partners LP, 7.3%, 8/15/2033		1,260,000	1,484,204
Kodiak Oil & Gas Corp., 144A, 8.125%, 12/1/2019		30,000	31,800
Linn Energy LLC:
144A, 6.25%, 11/1/2019		660,000	650,100
144A, 6.5%, 5/15/2019		25,000	25,125
OGX Austria GmbH, 144A, 8.375%, 4/1/2022 (a)		1,700,000	1,734,000
ONEOK Partners LP, 6.15%, 10/1/2016		804,000	929,062
Petro-Canada, 4.0%, 7/15/2013		160,000	165,588
Petroleos de Venezuela SA, 144A, 8.5%, 11/2/2017		1,000,000	892,500
Petroleos Mexicanos, 5.5%, 1/21/2021		2,000,000	2,226,000
Phillips 66, 144A, 4.3%, 4/1/2022		1,320,000	1,376,773
Plains All American Pipeline LP:
3.65%, 6/1/2022		530,000	532,788
8.75%, 5/1/2019		1,000,000	1,319,213
Plains Exploration & Production Co.:
6.125%, 6/15/2019		140,000	141,400
6.75%, 2/1/2022		70,000	72,800
Regency Energy Partners LP, 9.375%, 6/1/2016		81,000	88,695
Reliance Holdings U.S.A., Inc., 144A, 5.4%, 2/14/2022		1,000,000	1,002,549
SandRidge Energy, Inc., 7.5%, 3/15/2021		570,000	575,700
SESI LLC, 144A, 7.125%, 12/15/2021		120,000	129,900
Swift Energy Co., 144A, 7.875%, 3/1/2022		75,000	76,687
Valero Energy Corp., 9.375%, 3/15/2019		80,000	105,788
Weatherford International Ltd.:
4.5%, 4/15/2022		480,000	495,431
5.125%, 9/15/2020		1,300,000	1,393,032
Williams Partners LP:
4.0%, 11/15/2021		188,000	194,713
5.25%, 3/15/2020		120,000	134,809
			23,606,074
Financials 7.8%
Ally Financial, Inc.:
5.5%, 2/15/2017		65,000	66,432
6.25%, 12/1/2017		2,450,000	2,577,292
ALROSA Finance SA, 144A, 7.75%, 11/3/2020		1,000,000	1,063,750
American Express Co., 7.0%, 3/19/2018		160,000	198,029
American International Group, Inc., 3.8%, 3/22/2017		1,180,000	1,218,725
AmeriGas Finance LLC:
6.75%, 5/20/2020		20,000	20,450
7.0%, 5/20/2022		20,000	20,400
Ardagh Packaging Finance PLC, 144A, 9.125%, 10/15/2020		285,000	302,813
Banco Bradesco SA, 144A, 2.598%**, 5/16/2014		3,000,000	3,007,512
Banco de Bogota SA, 144A, 5.0%, 1/15/2017		2,000,000	2,077,000
Banco do Brasil SA, 144A, 5.875%, 1/26/2022 (a)		2,000,000	2,080,000
Bank of America Corp.:
5.875%, 2/7/2042		570,000	563,304
Series L, 7.625%, 6/1/2019		1,000,000	1,152,553
Bank of Ireland Mortgage Bank, 4.0%, 7/5/2013	EUR	3,300,000	4,219,932
Bank of New York Mellon Corp., Series G, 4.5%, 4/1/2013		120,000	124,419
Bear Stearns Companies LLC, 7.25%, 2/1/2018		120,000	145,978
BHP Billiton Finance (U.S.A.) Ltd., 5.25%, 12/15/2015		120,000	137,388
Boston Properties LP, (REIT), 4.125%, 5/15/2021		90,000	94,217
Braskem America Finance Co., 144A, 7.125%, 7/22/2041		2,000,000	2,010,000
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		105,000	113,925
Capital One Financial Corp., 5.5%, 6/1/2015		120,000	131,465
Caterpillar Financial Services Corp., 7.15%, 2/15/2019		120,000	155,960
CIT Group, Inc.:
5.25%, 3/15/2018		4,528,000	4,663,840
144A, 7.0%, 5/2/2017		780,000	781,950
Citigroup, Inc.:
4.5%, 1/14/2022		436,000	443,663
5.875%, 1/30/2042		1,750,000	1,861,661
6.0%, 10/31/2033		120,000	117,045
CNA Financial Corp., 5.75%, 8/15/2021		1,346,000	1,472,959
CNOOC Finance 2012 Ltd., 144A, 3.875%, 5/2/2022 (d)		1,000,000	1,000,822
Codere Finance Luxembourg SA, 144A, 9.25%, 2/15/2019		55,000	50,669
Council of Europe Development Bank, 2.75%, 2/10/2015		160,000	167,334
Credit Suisse (U.S.A.), Inc., 4.875%, 1/15/2015		160,000	172,782
Diageo Capital PLC, 5.75%, 10/23/2017		120,000	145,285
Duke Realty LP, (REIT), 7.375%, 2/15/2015		80,000	88,781
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		60,000	66,150
E*TRADE Financial Corp., 6.75%, 6/1/2016		1,665,000	1,702,463
Everest Acquisition LLC:
144A, 6.875%, 5/1/2019		145,000	152,250
144A, 9.375%, 5/1/2020		135,000	143,775
Export Credit Bank of Turkey, 144A, 5.375%, 11/4/2016		1,000,000	1,012,500
Ford Motor Credit Co., LLC:
5.875%, 8/2/2021		1,000,000	1,130,088
8.125%, 1/15/2020		2,415,000	3,058,267
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		35,000	35,613
144A, 5.875%, 1/31/2022		30,000	30,488
Fresenius Medical Care U.S. Finance, Inc., 144A, 6.5%, 9/15/2018		20,000	21,400
General Electric Capital Corp., 2.9%, 1/9/2017 (a)		1,815,000	1,880,973
GlaxoSmithKline Capital, Inc., 5.65%, 5/15/2018		120,000	145,605
Hartford Financial Services Group, Inc., 5.125%, 4/15/2022		400,000	404,014
Hexion U.S. Finance Corp.:
144A, 6.625%, 4/15/2020		110,000	114,950
8.875%, 2/1/2018		2,325,000	2,435,437
Inter-American Development Bank:
3.875%, 9/17/2019		120,000	138,533
3.875%, 10/28/2041		160,000	165,440
International Lease Finance Corp.:
6.25%, 5/15/2019		300,000	302,960
8.625%, 1/15/2022		50,000	57,195
8.75%, 3/15/2017		1,740,000	1,953,150
IPIC GMTN Ltd., 144A, 5.5%, 3/1/2022		2,000,000	2,090,000
Itau Unibanco Holding SA, 144A, 5.65%, 3/19/2022		1,000,000	1,005,000
John Deere Capital Corp., Series D, 4.5%, 4/3/2013		120,000	124,470
JPMorgan Chase & Co.:
2.6%, 1/15/2016		2,500,000	2,552,212
6.0%, 1/15/2018		120,000	138,652
Level 3 Financing, Inc., 144A, 8.625%, 7/15/2020 (a)		790,000	827,525
Lincoln National Corp., 4.2%, 3/15/2022 (a)		310,000	310,865
Lukoil International Finance BV, 144A, 7.25%, 11/5/2019		1,000,000	1,127,500
Merrill Lynch & Co., Inc., 6.875%, 11/15/2018		120,000	133,034
Morgan Stanley:
5.45%, 1/9/2017		120,000	121,915
6.0%, 5/13/2014		120,000	124,837
7.3%, 5/13/2019		450,000	483,001
MPT Operating Partnership LP, (REIT), 6.375%, 2/15/2022		30,000	30,150
Nara Cable Funding Ltd., 144A, 8.875%, 12/1/2018		375,000	343,125
National Money Mart Co., 10.375%, 12/15/2016		115,000	129,088
National Rural Utilities Cooperative Finance Corp., 4.75%, 3/1/2014		120,000	128,669
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		55,000	55,825
144A, 5.875%, 3/15/2022		95,000	96,663
NII Capital Corp., 7.625%, 4/1/2021		10,000	9,300
Nordic Investment Bank, 5.0%, 2/1/2017		160,000	189,622
Odebrecht Finance Ltd., 144A, 6.0%, 4/5/2023		2,000,000	2,110,000
Offshore Group Investments Ltd., 144A, 11.5%, 8/1/2015		20,000	21,875
Petrobras International Finance Co., 5.75%, 1/20/2020		2,000,000	2,232,316
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017		150,000	162,375
9.25%, 4/1/2015		65,000	66,625
PNC Bank NA, 6.875%, 4/1/2018		1,300,000	1,562,301
Prudential Financial, Inc., Series B, 5.1%, 9/20/2014		120,000	129,588
Reynolds Group Issuer, Inc., 144A, 7.125%, 4/15/2019		1,940,000	2,027,300
Rio Tinto Finance (U.S.A.) Ltd., 9.0%, 5/1/2019		80,000	109,687
Santander U.S. Debt SA Unipersonal, 144A, 2.991%, 10/7/2013		1,500,000	1,468,884
Shell International Finance BV, 4.375%, 3/25/2020		120,000	138,676
Simon Property Group LP (REIT), 4.75%, 3/15/2042		2,000,000	1,962,618
SunTrust Banks, Inc., 3.6%, 4/15/2016		369,000	383,544
Telecom Italia Capital SA, 5.25%, 11/15/2013		160,000	162,800
Telemovil Finance Co., Ltd., 144A, 8.0%, 10/1/2017		1,000,000	1,022,500
The Goldman Sachs Group, Inc.:
5.95%, 1/18/2018		120,000	129,409
6.15%, 4/1/2018		1,000,000	1,088,490
6.25%, 2/1/2041		55,000	55,888
Total Capital SA, 3.0%, 6/24/2015		1,020,000	1,075,139
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		450,000	456,750
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		260,000	273,650
UR Financing Escrow Corp.:
144A, 5.75%, 7/15/2018		390,000	402,675
144A, 7.375%, 5/15/2020		100,000	105,000
144A, 7.625%, 4/15/2022		1,260,000	1,332,450
Vale Overseas Ltd.:
6.875%, 11/21/2036		120,000	142,825
8.25%, 1/17/2034		2,000,000	2,657,990
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		344,000	385,280
Wells Fargo & Co., 3.5%, 3/8/2022		1,345,000	1,362,326
Wind Acquisition Finance SA, 144A, 11.75%, 7/15/2017	EUR	200,000	246,870
Xstrata Finance Canada Ltd., 144A, 3.6%, 1/15/2017		180,000	187,005
			80,883,875
Health Care 1.0%
Abbott Laboratories, 5.875%, 5/15/2016		120,000	141,758
Aetna, Inc., 6.5%, 9/15/2018		80,000	99,464
Amgen, Inc., 5.15%, 11/15/2041		550,000	573,181
Aviv Healthcare Properties LP, 144A, 7.75%, 2/15/2019 (a)		110,000	113,300
Community Health Systems, Inc., 8.875%, 7/15/2015		11,000	11,358
Express Scripts Holding Co., 6.25%, 6/15/2014		930,000	1,022,457
Gilead Sciences, Inc., 4.4%, 12/1/2021 (a)		390,000	423,719
HCA Holdings, Inc., 7.75%, 5/15/2021 (a)		790,000	829,500
HCA, Inc.:
5.875%, 3/15/2022		40,000	40,650
6.5%, 2/15/2020		4,020,000	4,301,400
7.5%, 2/15/2022		2,220,000	2,389,275
8.5%, 4/15/2019 (a)		150,000	168,281
Merck & Co., Inc., 4.0%, 6/30/2015		120,000	131,999
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		55,000	58,437
WellPoint, Inc., 5.25%, 1/15/2016		120,000	135,160
Wyeth LLC, 5.95%, 4/1/2037		120,000	154,019
			10,593,958
Industrials 0.7%
Actuant Corp., 144A, 5.625%, 6/15/2022		90,000	92,362
Air Lease Corp., 144A, 5.625%, 4/1/2017 (a)		490,000	477,750
ARAMARK Corp., 8.5%, 2/1/2015		30,000	30,750
BE Aerospace, Inc.:
6.875%, 10/1/2020		515,000	570,362
8.5%, 7/1/2018		130,000	143,975
Belden, Inc., 7.0%, 3/15/2017		75,000	77,063
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		580,000	572,025
144A, 7.75%, 3/15/2020		25,000	27,938
Burlington Northern Santa Fe LLC, 5.75%, 3/15/2018		120,000	143,607
Congoleum Corp., 9.0%, 12/31/2017 (PIK)		210,093	84,037
H&E Equipment Services, Inc., 8.375%, 7/15/2016		55,000	56,788
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		65,000	68,738
7.125%, 3/15/2021		255,000	269,981
Mead Products LLC, 144A, 6.75%, 4/30/2020 (d)		60,000	62,100
TransDigm, Inc., 7.75%, 12/15/2018		405,000	441,450
Transnet SOC Ltd., 144A, 4.5%, 2/10/2016		2,000,000	2,089,204
United Rentals North America, Inc., 10.875%, 6/15/2016		75,000	84,844
Votorantim Cimentos SA, 144A, 7.25%, 4/5/2041		2,000,000	2,035,000
			7,327,974
Information Technology 0.5%
Avaya, Inc., 144A, 7.0%, 4/1/2019		910,000	910,000
CDW LLC:
8.5%, 4/1/2019		255,000	272,850
144A, 8.5%, 4/1/2019		50,000	53,500
Fidelity National Information Services, Inc., 144A, 7.625%, 7/15/2017		10,000	10,925
First Data Corp.:
144A, 7.375%, 6/15/2019		30,000	30,675
144A, 8.875%, 8/15/2020		745,000	810,188
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		1,190,000	1,304,537
Hewlett-Packard Co.:
3.3%, 12/9/2016		725,000	755,143
5.5%, 3/1/2018		120,000	136,952
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		250,000	267,500
7.625%, 6/15/2021		255,000	276,356
MasTec, Inc., 7.625%, 2/1/2017		105,000	109,331
ViaSat, Inc., 144A, 6.875%, 6/15/2020		10,000	10,125
Xerox Corp., 2.95%, 3/15/2017 (a)		410,000	418,568
			5,366,650
Materials 1.6%
Appleton Papers, Inc., 11.25%, 12/15/2015		45,000	42,413
Celulosa Arauco y Constitucion SA, 144A, 4.75%, 1/11/2022		1,000,000	1,018,216
China Oriental Group Co., Ltd., 144A, 7.0%, 11/17/2017		1,000,000	820,000
Clondalkin Acquisition BV, 144A, 2.474%**, 12/15/2013		90,000	85,500
Corporation Nacional del Cobre de Chile, 144A, 3.875%, 11/3/2021		3,000,000	3,121,296
Crown Americas LLC, 7.625%, 5/15/2017		30,000	32,550
CSN Resources SA, 144A, 6.5%, 7/21/2020		1,000,000	1,107,500
Dow Chemical Co.:
4.25%, 11/15/2020		680,000	721,717
5.25%, 11/15/2041		110,000	114,896
5.7%, 5/15/2018		80,000	92,984
E.I. du Pont de Nemours & Co., 5.25%, 12/15/2016		120,000	140,929
Essar Steel Algoma, Inc., 144A, 9.875%, 6/15/2015		25,000	23,000
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017 (a)		130,000	132,275
144A, 6.375%, 2/1/2016 (a)		1,000,000	1,020,000
144A, 6.875%, 4/1/2022		95,000	96,425
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022		800,000	790,466
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		622,934	582,630
10.0%, 3/31/2015		613,760	612,410
Graphic Packaging International, Inc., 9.5%, 6/15/2017		85,000	94,350
Huntsman International LLC, 8.625%, 3/15/2021		80,000	91,300
Kraton Polymers LLC, 6.75%, 3/1/2019		95,000	98,800
LyondellBasell Industries NV, 144A, 5.0%, 4/15/2019		200,000	206,500
Momentive Performance Materials, Inc., 9.0%, 1/15/2021		40,000	34,600
Novelis, Inc., 8.75%, 12/15/2020		1,540,000	1,697,850
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		160,000	180,800
Polymer Group, Inc., 7.75%, 2/1/2019		330,000	352,275
Sealed Air Corp.:
144A, 8.125%, 9/15/2019		30,000	33,525
144A, 8.375%, 9/15/2021		30,000	34,050
Southern Copper Corp., 6.75%, 4/16/2040		1,000,000	1,104,065
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		95,000	99,987
Volcan Compania Minera SAA, 144A, 5.375%, 2/2/2022		2,000,000	2,077,000
Wolverine Tube, Inc., 144A, 6.0%, 6/28/2014		27,856	26,146
			16,686,455
Telecommunication Services 2.3%
AT&T, Inc., 5.5%, 2/1/2018		120,000	141,532
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		370,000	382,950
8.375%, 10/15/2020		1,500,000	1,500,000
8.75%, 3/15/2018		585,000	548,437
Cricket Communications, Inc.:
7.75%, 10/15/2020		2,210,000	2,071,875
10.0%, 7/15/2015		155,000	161,588
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		560,000	613,872
Digicel Ltd., 144A, 8.25%, 9/1/2017		2,015,000	2,100,637
ERC Ireland Preferred Equity Ltd., 144A, 8.057%**, 2/15/2017 (PIK)*	EUR	297,616	118
Frontier Communications Corp.:
6.625%, 3/15/2015 (a)		1,000,000	1,050,000
8.5%, 4/15/2020		1,165,000	1,211,600
Intelsat Jackson Holdings SA:
144A, 7.25%, 10/15/2020		45,000	46,913
7.5%, 4/1/2021		4,315,000	4,530,750
Intelsat Luxembourg SA, 11.25%, 2/4/2017		2,670,000	2,770,125
MetroPCS Wireless, Inc., 6.625%, 11/15/2020		1,000,000	962,500
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015		70,000	67,900
Sprint Nextel Corp.:
6.0%, 12/1/2016		345,000	313,088
144A, 7.0%, 3/1/2020		35,000	35,700
8.375%, 8/15/2017		460,000	442,750
144A, 9.0%, 11/15/2018		1,445,000	1,591,306
144A, 9.125%, 3/1/2017 (a)		375,000	372,187
Verizon Global Funding Corp., 7.75%, 12/1/2030		80,000	110,513
Vodafone Group PLC, 6.15%, 2/27/2037 (a)		120,000	149,221
Windstream Corp.:
7.0%, 3/15/2019		90,000	91,800
7.75%, 10/15/2020		195,000	208,650
7.875%, 11/1/2017		2,595,000	2,867,475
			24,343,487
Utilities 1.1%
Abu Dhabi National Energy Co., 144A, 5.875%, 12/13/2021		2,000,000	2,152,500
AES Corp.:
8.0%, 10/15/2017		110,000	125,400
8.0%, 6/1/2020		95,000	109,250
Calpine Corp.:
144A, 7.5%, 2/15/2021		785,000	839,950
144A, 7.875%, 7/31/2020		400,000	436,000
Centrais Eletricas Brasileiras SA, 144A, 5.75%, 10/27/2021		1,000,000	1,087,500
DTE Energy Co., 7.625%, 5/15/2014		305,000	342,193
Edison Mission Energy, 7.0%, 5/15/2017 (a)		175,000	109,375
FirstEnergy Solutions Corp., 6.8%, 8/15/2039		838,000	926,274
NRG Energy, Inc., 8.25%, 9/1/2020		2,350,000	2,355,875
Perusahaan Listrik Negara PT, 144A, 5.5%, 11/22/2021 (a)		2,000,000	2,065,000
Sempra Energy, 6.5%, 6/1/2016		625,000	743,756
			11,293,073
Total Corporate Bonds (Cost $213,112,683)			215,970,088

Asset-Backed 0.2%
Credit Card Receivables
Citibank Omni Master Trust, "A14", Series 2009-A14A, 144A, 2.99%**, 8/15/2018 (Cost $2,126,208)		2,020,000	2,127,130

Mortgage-Backed Securities Pass-Throughs 0.2%
Federal Home Loan Mortgage Corp., 6.0%, 11/1/2021		203,819	224,941
Federal National Mortgage Association:
2.428%**, 8/1/2037		507,669	542,572
6.0%, 2/1/2037		658,679	728,637
6.5%, with various maturities from 4/1/2017 until 6/1/2017		314,810	347,147
8.0%, 9/1/2015		129,521	138,218
Government National Mortgage Association, 6.5%, 8/20/2034		180,330	205,746
Total Mortgage-Backed Securities Pass-Throughs (Cost $2,070,106)			2,187,261

Commercial Mortgage-Backed Securities 1.4%
Bear Stearns Commercial Mortgage Securities, Inc., "A4", Series 2007- PW16, 5.905%**, 6/11/2040		240,000	275,041
First Union National Bank Commercial Mortgage, "M", Series 2001-C4, 144A, 6.0%, 12/12/2033		3,839,000	3,840,221
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2007-C1, 5.716%, 2/15/2051		825,000	912,150
LB-UBS Commercial Mortgage Trust:
"A4", Series 2006-C1, 5.156%, 2/15/2031		2,570,000	2,860,508
"A4", Series 2007-C6, 5.858%, 7/15/2040		1,100,000	1,248,162
Merrill Lynch Mortgage Trust, "AM", Series 2006-C2, 5.782%, 8/12/2043		5,000,000	5,184,655
Total Commercial Mortgage-Backed Securities (Cost $13,898,612)			14,320,737

Collateralized Mortgage Obligations 0.5%
Federal Home Loan Mortgage Corp.:
"IC", Series 3971, Interest Only, 3.0%, 3/15/2026		1,643,670	168,783
"PI", Series 3987, Interest Only, 3.0%, 1/15/2027		6,486,954	747,074
"PI", Series 4017, Interest Only, 3.0%, 3/15/2027		1,987,408	248,397
"YI", Series 3950, Interest Only, 3.0%, 11/15/2025		5,505,388	495,155
Federal National Mortgage Association, "JZ", Series 2012-4, 4.0%, 9/25/2041		1,559,921	1,653,468
Government National Mortgage Association, "AI", Series 2010-25, Interest Only, 4.5%, 3/16/2023		2,917,894	201,407
Vericrest Opportunity Loan Transferee, "A2", Series 2012-NL1A, 144A, 8.112%***, 3/25/2049		1,350,000	1,350,000
Total Collateralized Mortgage Obligations (Cost $4,739,510)			4,864,284

Government & Agency Obligations 21.8%
Other Government Related (e) 0.0%
KRW, 3.5%, 5/16/2013		120,000	123,557
Private Export Funding Corp., 2.25%, 12/15/2017		110,000	116,034
Svensk Exportkredit AB, 3.25%, 9/16/2014		160,000	168,273
			407,864
Sovereign Bonds 6.9%
Canadian Government Bond, 0.75%, 5/1/2014	CAD	10,000,000	10,003,543
Federal Republic of Brazil, 5.625%, 1/7/2041		3,200,000	3,808,000
Federal Republic of Germany-Inflation Linked Note, 2.25%, 4/15/2013		829,225	1,135,173
Government of Canada-Inflation Linked Bond, 4.0%, 12/1/2031		1,127,194	1,922,899
Government of France-Inflation Linked Bonds:
1.0%, 7/25/2017		839,107	1,156,266
2.25%, 7/25/2020		2,480,835	3,632,630
3.15%, 7/25/2032		1,286,721	2,153,057
Government of Japan-Inflation Linked Bond, Series 9, 1.1%, 9/10/2016		98,109,000	1,307,465
Government of Sweden-Inflation Linked Bond, Series 3105, 3.5%, 12/1/2015		11,637,722	1,950,657
Republic of Argentina, 7.0%, 10/3/2015		2,000,000	1,799,111
Republic of Colombia, 4.375%, 7/12/2021		3,000,000	3,315,000
Republic of Croatia, 144A, 6.25%, 4/27/2017		3,000,000	3,035,580
Republic of Hungary:
4.75%, 2/3/2015		1,000,000	960,260
6.375%, 3/29/2021 (a)		1,000,000	960,000
Republic of Indonesia, 144A, 4.875%, 5/5/2021		3,000,000	3,225,000
Republic of Italy-Inflation Linked Bond, 2.1%, 9/15/2017		714,483	875,586
Republic of Latvia, 144A, 5.25%, 2/22/2017		1,000,000	1,027,500
Republic of Lithuania, 144A, 6.125%, 3/9/2021		1,000,000	1,085,000
Republic of Peru, 6.55%, 3/14/2037		120,000	157,620
Republic of Poland:
5.0%, 3/23/2022		3,000,000	3,210,000
6.375%, 7/15/2019		160,000	188,000
Republic of Serbia, 144A, 6.75%, 11/1/2024		866,667	851,500
Republic of South Africa, 4.665%, 1/17/2024		2,000,000	2,095,000
Republic of Venezuela, 7.65%, 4/21/2025		3,000,000	2,325,000
Russian Federation:
144A, 3.25%, 4/4/2017		2,000,000	2,027,500
144A, 5.625%, 4/4/2042 (a)		1,000,000	1,058,700
United Kingdom Treasury-Inflation Linked Bonds:
1.125%, 11/22/2037		2,674,159	5,542,043
1.875%, 11/22/2022		1,411,090	2,904,251
2.0%, 1/26/2035		904,387	2,081,660
2.5%, 7/26/2016		1,247,924	2,355,404
United Mexican States:
3.625%, 3/15/2022		3,000,000	3,132,000
Series A, 5.125%, 1/15/2020		200,000	233,800
5.625%, 1/15/2017		300,000	350,250
			71,865,455
U.S. Treasury Obligations 14.9%
U.S. Treasury Bills:
0.11%***, 9/6/2012 (f)		283,000	282,879
0.12%***, 9/6/2012 (f)		919,000	918,609
U.S. Treasury Bonds:
4.75%, 2/15/2037 (a)		4,000,000	5,272,500
5.375%, 2/15/2031 (a)		5,500,000	7,681,091
7.125%, 2/15/2023		1,000,000	1,500,000
U.S. Treasury Inflation-Indexed Bonds:
2.125%, 2/15/2040		758,275	1,037,534
2.375%, 1/15/2025		2,535,982	3,309,259
3.875%, 4/15/2029		865,419	1,374,528
U.S. Treasury Inflation-Indexed Notes:
0.625%, 7/15/2021 (a)		8,585,850	9,479,311
1.875%, 7/15/2015		2,545,337	2,834,274
2.375%, 1/15/2017		2,398,594	2,825,469
2.5%, 7/15/2016		2,710,796	3,172,265
U.S. Treasury Notes:
0.375%, 4/15/2015		60,000,000	59,995,320
1.0%, 1/15/2014 (a)		2,405,000	2,435,531
1.0%, 8/31/2016 (a)		10,100,000	10,242,026
1.75%, 1/31/2014 (a)		6,000,000	6,155,628
2.0%, 11/15/2021 (a)		7,700,000	7,784,223
2.0%, 2/15/2022		20,000,000	20,150,000
2.75%, 11/30/2016 (a)		4,000,000	4,362,500
4.5%, 11/15/2015 (a)		4,000,000	4,558,124
			155,371,071
Total Government & Agency Obligations (Cost $218,447,819)			227,644,390

Loan Participations and Assignments 1.3%
Senior Loans** 0.0%
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010*		233,333	0
Sovereign Loans 1.3%
Bank of Moscow, 144A, 6.699%, 3/11/2015		1,000,000	1,037,500
Gazprom OAO, 144A, 4.95%, 5/23/2016		3,000,000	3,127,770
Novatek Finance Ltd., 144A, 5.326%, 2/3/2016		1,000,000	1,041,920
Sberbank of Russia, 144A, 6.125%, 2/7/2022		2,000,000	2,063,000
Vimpel Communications, 144A, 7.748%, 2/2/2021		2,000,000	1,990,500
Vnesheconombank, 144A, 5.375%, 2/13/2017		2,000,000	2,085,000
VTB Bank OJSC, 144A, 6.0%, 4/12/2017		2,000,000	2,036,000
Total Loan Participations and Assignments (Cost $13,701,625)			13,381,690

Municipal Bonds and Notes 0.1%
California, State Build America Bonds, 7.55%, 4/1/2039 (g)		200,000	265,538
New Jersey, Economic Development Authority, State Pension Funding Revenue, Series A, 7.425%, INS: NATL, 2/15/2029 (g)		250,000	321,990
Total Municipal Bonds and Notes (Cost $496,647)			587,528
Preferred Securities 0.1%
Financials 0.1%
Farm Credit Bank of Texas, Series 1, 7.561%, 12/15/2013 (h)		889,000	875,727
JPMorgan Chase Capital XX, Series T, 6.55%, 9/29/2036		80,000	80,300
			956,027
Materials 0.0%
Hercules, Inc., 6.5%, 6/30/2029		141,000	110,685
Total Preferred Securities (Cost $1,110,813)			1,066,712

	Units	Value ($)

Other Investments 0.0%
Consumer Discretionary 0.0%
AOT Bedding Super Holdings LLC*	6	5,617
Financials 0.0%
Ashton Woods "B"*	0.04	26,730
Total Other Investments (Cost $6,531)		32,347

	Contracts	Value ($)

Call Options Purchased 0.1%
Options on Interest Rate Swap Contracts
Options on Interest Rate Swap Contracts
Fixed Rate — 3.635% - Floating — LIBOR Swap Expiration Date 4/27/2016, Option Expiration Date 4/25/2016	9,400,000	436,565
Fixed Rate — 3.72% - Floating — LIBOR Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/2016	9,400,000	412,584
Total Call Options Purchased (Cost $928,250)		849,149

	Shares	Value ($)

Securities Lending Collateral 13.6%
Daily Assets Fund Institutional, 0.24% (i) (j) (Cost $141,608,331)	141,608,331	141,608,331

Cash Equivalents 3.3%
Central Cash Management Fund, 0.12% (i) (Cost $34,722,799)	34,722,799	34,722,799

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,160,121,867)+	113.8	1,184,875,810
Other Assets and Liabilities, Net (a)	(13.8)	(143,782,866)
Net Assets	100.0	1,041,092,944

The following table represents bonds and senior loans that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	233,333	USD	233,333	0
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	100,000	USD	100,000	63
					333,333	63

* Non-income producing security.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2012.

*** Annualized yield at time of purchase; not a coupon rate.

+ The cost for federal income tax purposes was $1,169,771,169. At April 30, 2012, net unrealized appreciation for all securities based on tax cost was $15,104,641. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $41,947,113 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $26,842,472.

(a) All or a portion of these securities were on loan amounting to $135,428,606. In addition, included in other assets and liabilities, net is a pending sale, amounting to $1,136,623, that is also on loan (see Notes to Financial Statements). The value of all securities loaned at April 30, 2012 amounted to $136,565,229, which is 13.1% of net assets.

(b) Securities with the same description are the same corporate entity but trade on different stock exchanges.

(c) Principal amount stated in U.S. dollars unless otherwise noted.

(d) When-issued security.

(e) Government-backed debt issued by financial companies or government sponsored enterprises.

(f) At April 30, 2012, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(g) Taxable issue.

(h) Date shown is call date; not a maturity date for the perpetual preferred securities.

(i) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(j) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

CVA: Certificaten Van Aandelen

INS: Insured

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate

NATL: National Public Finance Guarantee Corp.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage- or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At April 30, 2012, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year Canadian Government Bond	CAD	6/20/2012	45	6,015,336	7,092
10 Year U.S. Treasury Note	USD	6/20/2012	155	20,503,594	64,402
Ultra Long U.S. Treasury Bond	USD	6/20/2012	10	1,578,125	(1,897)
United Kingdom Long Gilt Bond	GBP	6/27/2012	90	16,886,110	192,051
Total net unrealized appreciation					261,648

At April 30, 2012, open credit default swap contracts sold were as follows:
Effective/ Expiration Date	Notional Amount ($) (k)		Fixed Cash Flows Received	Underling Debt Obligation/ Quality Rating (l)	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)
12/20/2011 3/20/2017	150,000	1	5.0%	CIT Group, Inc., 5.25%, 2/15/2019, BB-	8,898	6,181	2,717

(k) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(l) The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.

Counterparty:

1 Credit Suisse

At April 30, 2012, open written options contracts were as follows:
Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (m)
Call Options Fixed — 4.22% - Floating — LIBOR	4/22/2016 4/22/2026	9,400,000	4/20/2016	335,110	(300,869)
Fixed — 4.135% - Floating — LIBOR	4/27/2016 4/27/2026	9,400,000	4/25/2016	347,800	(318,728)
Total Call Options				682,910	(619,597)
Put Options Fixed — 1.9% - Floating — LIBOR	4/24/2013 4/24/2023	9,400,000	4/22/2013	128,780	(126,666)
Fixed — 2.09% - Floating — LIBOR	4/24/2013 4/24/2043	9,400,000	4/23/2013	176,720	(126,103)
Total Put Options				305,500	(252,769)
Total Written Options				988,410	(872,366)

(m) Unrealized appreciation on written options at April 30, 2012 was $116,044.

As of April 30, 2012, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	10,090,086	GBP	6,300,000	5/3/2012	132,228	Nomura International PLC
USD	12,740,650	JPY	1,030,000,000	5/11/2012	165,952	Nomura International PLC
USD	12,615,696	EUR	9,600,000	5/21/2012	84,051	BNP Paribas
USD	9,954,053	AUD	9,700,000	5/29/2012	114,659	BNP Paribas
AUD	9,700,000	USD	10,074,624	5/29/2012	5,912	Morgan Stanley
CAD	4,900,000	USD	4,965,842	5/29/2012	11,528	Morgan Stanley
Total unrealized appreciation					514,330

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
GBP	6,300,000	USD	10,065,447	5/3/2012	(156,867)	UBS AG
JPY	1,030,000,000	USD	12,556,933	5/11/2012	(349,668)	Bank of America
EUR	1,973,400	USD	2,594,308	5/25/2012	(16,323)	JPMorgan Chase Securities, Inc.
USD	4,978,101	CAD	4,900,000	5/29/2012	(23,788)	BNP Paribas
EUR	3,300,000	USD	4,319,235	7/11/2012	(47,541)	UBS AG
CHF	11,769,526	EUR	9,800,000	7/16/2012	(4,170)	Bank of America
JPY	400,000,000	USD	5,006,477	8/2/2012	(9,939)	Nomura International PLC
Total unrealized depreciation					(608,296)

Currency Abbreviations
AUD Australian Dollar CAD Canadian Dollar CHF Swiss Franc EUR Euro GBP British Pound JPY Japanese Yen USD United States Dollar

For information on the Fund's policy and additional disclosures regarding options purchased, futures contracts, credit default swap contracts, written option contracts and forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks and/or Other Equity Investments (n)
Consumer Discretionary	$14,073,096	$15,830,307	$225	$29,903,628
Consumer Staples	38,145,924	49,848,580	—	87,994,504
Energy	69,816,043	17,700,152	—	87,516,195
Financials	31,189,003	14,309,716	—	45,498,719
Health Care	—	44,739,805	—	44,739,805
Industrials	8,619,223	33,484,849	0	42,104,072
Information Technology	45,771,766	7,407,273	—	53,179,039
Materials	37,907,575	8,495,752	34,629	46,437,956
Telecommunication Services	26,570,555	22,009,213	—	48,579,768
Utilities	20,074,505	19,485,173	—	39,559,678
Fixed Income Investments (n)
Corporate Bonds	—	214,664,865	1,305,223	215,970,088
Asset Backed	—	2,127,130	—	2,127,130
Mortgage-Backed Securities Pass-Throughs	—	2,187,261	—	2,187,261
Commercial Mortgage- Backed Securities	—	14,320,737	—	14,320,737
Collateralized Mortgage Obligations	—	3,514,284	1,350,000	4,864,284
Government & Agency Obligations	—	227,644,390	—	227,644,390
Loan Participations and Assignments	—	13,381,690	0	13,381,690
Municipal Bonds and Notes	—	587,528	—	587,528
Preferred Securities	—	1,066,712	—	1,066,712
Other Investments	—	—	32,347	32,347
Short-Term Investments (n)	176,331,130	—	—	176,331,130
Derivatives (o)	263,545	1,366,196	—	1,629,741
Total	$468,762,365	$714,171,613	$2,722,424	$1,185,656,402
Liabilities
Derivatives (o)	$(1,897)	$(1,480,662)	$—	$(1,482,559)
Total	$(1,897)	$(1,480,662)	$—	$(1,482,559)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended April 30, 2012.

(n) See Investment Portfolio for additional detailed categorizations.

(o) Derivatives include value of options purchased, written options, at value, and unrealized appreciation (depreciation) on futures contracts, credit default swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
	Common Stock and/or Other Equity Investments
	Consumer Discretionary	Industrials	Materials	Corporate Bonds
Balance as of October 31, 2011	$6,301	$0	$33,021	$1,288,257
Total realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	(6,076)	0	1,608	2,499
Amortization premium/discount	—	—	—	3,515
Purchases	—	—	—	605,490
(Sales)	—	—	—	(594,538)
Transfers into Level 3	—	—	—	—
Transfers (out) of Level 3	—	—	—	—
Balance as of April 30, 2012	$225	$0	$34,629	$1,305,223
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2012	$(6,076)	$0	$1,608	$2,499

	Collateralized Mortgage Obligations	Loan Participations and Assignments	Other Investments	Total
Balance as of October 31, 2011	$—	$0	$6,000	$1,333,579
Total realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	—	0	26,347	24,378
Amortization premium/discount	—	—	—	3,515
Purchases	1,350,000	—	—	1,955,490
(Sales)	—	—	—	(594,538)
Transfers into Level 3	—	—	—	—
Transfers (out) of Level 3	—	—	—	—
Balance as of April 30, 2012	$1,350,000	$0	$32,347	$2,722,424
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2012	$—	$0	$26,347	$24,378

Transfers between price levels are recognized at the beginning of the reporting period.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2012 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $983,790,737) — including $135,428,606 of securities loaned	$1,008,544,680
Investment in Daily Assets Fund Institutional (cost $141,608,331)*	141,608,331
Investment in Central Cash Management Fund (cost $34,722,799)	34,722,799
Total investments in securities, at value (cost $1,160,121,867)	1,184,875,810
Cash	1,529,208
Foreign currency, at value (cost $2,231,285)	2,243,589
Receivable for investments sold	2,117,127
Receivable for Fund shares sold	132,321
Dividends receivable	1,909,031
Interest receivable	4,841,158
Receivable for variation margin on futures contracts	103,330
Unrealized appreciation on swap contracts	2,717
Unrealized appreciation on forward foreign currency exchange contracts	514,330
Upfront payments paid on swap contracts	6,181
Foreign taxes recoverable	229,663
Other assets	70,249
Total assets	1,198,574,714
Liabilities
Payable upon return of securities loaned	141,608,331
Payable for investments purchased	10,472,585
Payable for investments purchased — when-issued/delayed delivery securities	1,058,701
Payable for Fund shares redeemed	1,585,273
Options written, at value (premium received $988,410)	872,366
Unrealized depreciation on forward foreign currency exchange contracts	608,296
Accrued management fee	312,572
Accrued Trustees' fee	2,415
Other accrued expenses and payables	961,231
Total liabilities	157,481,770
Net assets, at value	$1,041,092,944

* Represents collateral of securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2012 (Unaudited) (continued)
Net Assets Consist of
Undistributed net investment income	8,237,876
Net unrealized appreciation (depreciation) on: Investments	24,753,943
Swap contracts	2,717
Futures	261,648
Foreign currency	(58,706)
Written options	116,044
Accumulated net realized gain (loss)	17,444,884
Paid-in capital	990,334,538
Net assets, at value	$1,041,092,944
Net Asset Value
Class A Net Asset Value and redemption price per share ($773,921,586 ÷ 82,187,585 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.42
Maximum offering price per share (100 ÷ 94.25 of $9.42)	$9.99
Class B Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($5,364,866 ÷ 569,438 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.42
Class C Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($18,062,300 ÷ 1,920,746 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.40
Class S Net Asset Value, offering and redemption price per share ($242,456,869 ÷ 25,746,202 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.42
Institutional Class Net Asset Value, offering and redemption price per share ($1,287,323 ÷ 136,740 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.41

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended April 30, 2012 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $506,891)	$10,371,567
Interest (net of foreign taxes withheld of $24,851)	5,913,493
Income distributions — Central Cash Management Fund	54,005
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	270,036
Total income	16,609,101
Expenses: Management fee	1,904,827
Administration fee	514,818
Services to shareholders	879,303
Distribution and service fees	1,031,247
Custodian fee	73,906
Professional fees	62,257
Reports to shareholders	67,410
Registration fees	35,624
Trustees' fees and expenses	18,270
Interest expense	20,624
Other	62,212
Total expenses	4,670,498
Net investment income	11,938,603
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	135,631,666
Swap contracts	104
Futures	(216,656)
Foreign currency	(1,450,541)
133,964,573
Change in net unrealized appreciation (depreciation) on: Investments	(80,459,755)
Swap contracts	2,717
Futures	181,550
Written options	116,044
Foreign currency	417,616
(79,741,828)
Net gain (loss)	54,222,745
Net increase (decrease) in net assets resulting from operations	$66,161,348

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011
Operations: Net investment income	$11,938,603	$18,164,883
Net realized gain (loss)	133,964,573	50,699,536
Change in net unrealized appreciation (depreciation)	(79,741,828)	(42,514,685)
Net increase (decrease) in net assets resulting from operations	66,161,348	26,349,734
Distributions to shareholders from: Net investment income: Class A	(6,205,634)	(11,686,055)
Class B	(18,573)	(28,500)
Class C	(73,598)	(117,761)
Class S	(2,187,807)	(4,053,702)
Institutional Class	(12,432)	(47,820)
Total distributions	(8,498,044)	(15,933,838)
Fund share transactions: Proceeds from shares sold	15,121,341	38,994,151
Reinvestment of distributions	7,993,624	14,953,040
Payments for shares redeemed	(86,405,214)	(183,483,913)
Net increase (decrease) in net assets from Fund share transactions	(63,290,249)	(129,536,722)
Increase (decrease) in net assets	(5,626,945)	(119,120,826)
Net assets at beginning of period	1,046,719,889	1,165,840,715
Net assets at end of period (including undistributed net investment income of $8,237,876 and $4,797,317, respectively)	$1,041,092,944	$1,046,719,889

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended October 31,
Class A	Six Months Ended 4/30/12 (Unaudited)		2011	2010	2009		2008		2007
Selected Per Share Data
Net asset value, beginning of period	$8.91		$8.85	$8.10	$7.11		$10.25		$9.70
Income (loss) from investment operations: Net investment incomea	.10		.14	.13	.16		.23		.26
Net realized and unrealized gain (loss)	.48		.05	.86	.96		(3.05)		.61
Total from investment operations	.58		.19	.99	1.12		(2.82)		.87
Less distributions from: Net investment income	(.07)		(.13)	(.17)	(.13)		(.23)		(.32)
Net realized gains	—		—	(.07)	—		(.05)		—
Tax return of capital	—		—	—	—		(.04)		—
Total distributions	(.07)		(.13)	(.24)	(.13)		(.32)		(.32)
Net asset value, end of period	$9.42		$8.91	$8.85	$8.10		$7.11		$10.25
Total Return (%)b	6.59	**	2.11	12.44	15.93	c	(28.25	)c	9.08	c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	774		780	874	885		815		1,299
Ratio of expenses before expense reductions (%)	.93	*	.93	.97	.98		.99		.92
Ratio of expenses after expense reductions (%)	.93	*	.93	.97	.97		.96		.92
Ratio of net investment income (%)	2.29	*	1.58	1.51	2.24		2.51		2.59
Portfolio turnover rate (%)	145	**	137	251	204		276		188
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended October 31,
Class B	Six Months Ended 4/30/12 (Unaudited)		2011	2010	2009		2008		2007
Selected Per Share Data
Net asset value, beginning of period	$8.91		$8.85	$8.11	$7.15		$10.30		$9.75
Income (loss) from investment operations: Net investment incomea	.06		.06	.04	.11		.22		.24
Net realized and unrealized gain (loss)	.48		.03	.87	.95		(3.07)		.60
Total from investment operations	.54		.09	.91	1.06		(2.85)		.84
Less distributions from: Net investment income	(.03)		(.03)	(.10)	(.10)		(.21)		(.29)
Net realized gains	—		—	(.07)	—		(.05)		—
Tax return of capital	—		—	—	—		(.04)		—
Total distributions	(.03)		(.03)	(.17)	(.10)		(.30)		(.29)
Net asset value, end of period	$9.42		$8.91	$8.85	$8.11		$7.15		$10.30
Total Return (%)b	6.06	**	1.06	11.25	15.19	c	(28.34	)c	8.79	c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5		6	10	17		22		52
Ratio of expenses before expense reductions (%)	1.94	*	1.89	2.00	1.90		1.90		1.89
Ratio of expenses after expense reductions (%)	1.94	*	1.89	2.00	1.69		1.13		1.13
Ratio of net investment income (%)	1.25	*	.62	.48	1.51		2.34		2.37
Portfolio turnover rate (%)	145	**	137	251	204		276		188
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended October 31,
Class C	Six Months Ended 4/30/12 (Unaudited)		2011	2010	2009	2008		2007
Selected Per Share Data
Net asset value, beginning of period	$8.89		$8.84	$8.08	$7.10	$10.22		$9.68
Income (loss) from investment operations: Net investment incomea	.07		.07	.06	.10	.15		.18
Net realized and unrealized gain (loss)	.48		.03	.87	.94	(3.03)		.59
Total from investment operations	.55		.10	.93	1.04	(2.88)		.77
Less distributions from: Net investment income	(.04)		(.05)	(.10)	(.06)	(.15)		(.23)
Net realized gains	—		—	(.07)	—	(.05)		—
Tax return of capital	—		—	—	—	(.04)		—
Total distributions	(.04)		(.05)	(.17)	(.06)	(.24)		(.23)
Net asset value, end of period	$9.40		$8.89	$8.84	$8.08	$7.10		$10.22
Total Return (%)b	6.17	**	1.16	11.49	15.11	(28.85	)c	8.05
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18		19	21	22	18		31
Ratio of expenses before expense reductions (%)	1.75	*	1.75	1.79	1.81	1.82		1.75
Ratio of expenses after expense reductions (%)	1.75	*	1.75	1.79	1.81	1.82		1.75
Ratio of net investment income (%)	1.47	*	.76	.68	1.39	1.65		1.75
Portfolio turnover rate (%)	145	**	137	251	204	276		188
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended October 31,
Class S	Six Months Ended 4/30/12 (Unaudited)		2011	2010	2009		2008		2007
Selected Per Share Data
Net asset value, beginning of period	$8.91		$8.85	$8.10	$7.11		$10.25		$9.71
Income (loss) from investment operations: Net investment incomea	.11		.16	.14	.18		.25		.28
Net realized and unrealized gain (loss)	.48		.04	.87	.95		(3.06)		.60
Total from investment operations	.59		.20	1.01	1.13		(2.81)		.88
Less distributions from: Net investment income	(.08)		(.14)	(.19)	(.14)		(.24)		(.34)
Net realized gains	—		—	(.07)	—		(.05)		—
Tax return of capital	—		—	—	—		(.04)		—
Total distributions	(.08)		(.14)	(.26)	(.14)		(.33)		(.34)
Net asset value, end of period	$9.42		$8.91	$8.85	$8.10		$7.11		$10.25
Total Return (%)	6.70	**	2.20	12.84	16.17	b	(28.11	)b	9.17	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	242		241	258	251		245		393
Ratio of expenses before expense reductions (%)	.74	*	.73	.77	.80		.79		.73
Ratio of expenses after expense reductions (%)	.74	*	.73	.77	.72		.77		.73
Ratio of net investment income (%)	2.49	*	1.78	1.70	2.48		2.70		2.78
Portfolio turnover rate (%)	145	**	137	251	204		276		188
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

			Years Ended October 31,
Institutional Class	Six Months Ended 4/30/12 (Unaudited)		2011	2010	2009	2008		2007
Selected Per Share Data
Net asset value, beginning of period	$8.91		$8.86	$8.11	$7.12	$10.26		$9.72
Income (loss) from investment operations: Net investment incomea	.12		.17	.16	.19	.26		.29
Net realized and unrealized gain (loss)	.47		.04	.87	.95	(3.06)		.60
Total from investment operations	.59		.21	1.03	1.14	(2.80)		.89
Less distributions from: Net investment income	(.09)		(.16)	(.21)	(.15)	(.25)		(.35)
Net realized gains	—		—	(.07)	—	(.05)		—
Tax return of capital	—		—	—	—	(.04)		—
Total distributions	(.09)		(.16)	(.28)	(.15)	(.34)		(.35)
Net asset value, end of period	$9.41		$8.91	$8.86	$8.11	$7.12		$10.26
Total Return (%)	6.66	**	2.37	12.85	16.23	(27.99	)b	9.32	b
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1		1	4	3	.27		.42
Ratio of expenses before expense reductions (%)	.68	*	.61	.60	.57	.75		.68
Ratio of expenses after expense reductions (%)	.68	*	.61	.60	.57	.71		.61
Ratio of net investment income (%)	2.56	*	1.90	1.87	2.63	2.76		2.89
Portfolio turnover rate (%)	145	**	137	251	204	276		188
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Global Income Builder Fund (formerly DWS Balanced Fund) (the "Fund") is a diversified series of DWS Market Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and generally have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, administration fee, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Over-the-counter written or purchased options are valued at the price provided by the broker-dealer with which the option was traded and are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

New Accounting Pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement. The amendments are the result of the work by the Financial Accounting Standards Board and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Loan Participations and Assignments. Senior loans are portions of loans originated by banks and sold in pieces to investors. These U.S. dollar-denominated fixed and floating rate loans ("Loans") in which the Fund invests are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy-outs and refinancings, and Sovereign Loans, which are debt instruments between a foreign sovereign entity and one or more financial institutions. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Senior loans held by the Fund are generally in the form of Assignments, but the Fund may also invest in Participations. All Loan Participations and Assignments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At October 31, 2011, the Fund had a net tax basis capital loss carryforward of approximately $105,689,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2017, the expiration date.

The Fund has reviewed the tax positions for the open tax years as of October 31, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in mortgage-backed securities, premium amortization on debt securities, investments in futures, investments in passive foreign investment companies, forward foreign currency exchange contracts, recognition of certain foreign currency gains (losses) as ordinary income (loss) and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Credit Default Swap Contracts. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. For the six months ended April 30, 2012, the Fund sold credit default swap contracts to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer. As a seller in the credit default swap contract, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swap contracts in order to hedge against the risk of a credit event on debt securities, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund.

The value of the credit default swap is adjusted daily and the change in value, if any, is recorded daily as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

For the six months ended April 30, 2012, the investment in credit default swap contracts sold had a total notional value generally indicative of a range from $0 to $150,000.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended April 30, 2012, the Fund used futures contracts to gain exposure to different parts of the yield curve while managing overall duration, and to gain exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. In addition, prior to March 1, 2012, the Fund sought to enhance returns by employing a global tactical asset allocation overlay strategy by entering into futures contracts on fixed-income securities, including on financial indices. For the six months ended April 30, 2012, as part of this strategy, the Fund used futures contracts to attempt to take advantage of inefficiencies within the global bond markets.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of April 30, 2012, is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2012, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $44,983,000 to $95,212,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from $0 to approximately $189,942,000.

Options. An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices and interest rate options, will require cash settlement by the Fund if exercised. For the six months ended April 30, 2012, the Fund entered into options on interest rate swaps in order to hedge against potential adverse interest rate movements of portfolio assets.

If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.

A summary of the open purchased option contracts as of April 30, 2012 is included in the Fund's Investment Portfolio. A summary of open written option contracts is included in the table following the Fund's Investment Portfolio. For the six months ended April 30, 2012, the investment in written option contracts had a total value generally indicative of a range from $0 to approximately $872,000, and purchased option contracts had a total value generally indicative of a range from $0 to approximately $849,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended April 30, 2012, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings, to facilitate transactions in foreign currency denominated securities and to enhance total returns. Prior to March 1, 2012, the Fund also entered into forward currency contracts as part of its global tactical asset allocation overlay strategy.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of April 30, 2012, is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2012, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $49,583,000 to $87,319,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from approximately $24,361,000 to $61,116,000. The investment in forward currency contracts long vs. other foreign currencies sold had a total contract value generally indicative of a range from $0 to approximately $12,844,000.

The following tables summarize the value of the Fund's derivative instruments held as of April 30, 2012 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Purchased Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a) (b)	$849,149	$—	$—	$263,545	$1,112,694
Credit Contracts (a)	—	—	2,717	—	2,717
Foreign Exchange Contracts (c)	—	514,330	—	—	514,330
	$849,149	$514,330	$2,717	$263,545	$1,629,741

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Investments in securities, at value (includes purchased options) and unrealized appreciation on swap contracts

(b) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(c) Unrealized appreciation on forward foreign currency exchange contracts
Liability Derivatives	Written Options	Forward Contracts	Futures Contracts	Total
Interest Rate Contracts (a) (b)	$(872,366)	$—	$(1,897)	$(874,263)
Foreign Exchange Contracts (c)	—	(608,296)	—	(608,296)
	$(872,366)	$(608,296)	$(1,897)	$(1,482,559)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Options written, at value

(b) Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(c) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2012 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$—	$—	$(702,328)	$(702,328)
Equity Contracts (a)	—	—	485,672	485,672
Credit Contracts (a)	—	104	—	104
Foreign Exchange Contracts (b)	(792,413)	—	—	(792,413)
	$(792,413)	$104	$(216,656)	$(1,008,965)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from swap contracts and futures, respectively

(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)
Change in Net Unrealized Appreciation (Depreciation)	Purchased Options	Written Options	Forward Contracts	Swap Contracts	Futures Contracts	Total
Interest Rate Contracts (a)	$(79,101)	$116,044	$—	$—	$330,150	$367,093
Equity Contracts (a)	—	—	—	—	(148,600)	(148,600)
Credit Contracts (a)	—	—	—	2,717	—	2,717
Foreign Exchange Contracts (b)	—	—	388,996	—	—	388,996
	$(79,101)	$116,044	$388,996	$2,717	$181,550	$610,206

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on investments (includes purchased options), written options, swaps contracts and futures, respectively

(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

C. Purchases and Sales of Securities

During the six months ended April 30, 2012, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury securities) aggregated $1,151,459,283 and $1,267,203,858, respectively. Purchases and sales of U.S. Treasury securities aggregated $264,042,993 and $221,440,157, respectively.

For the six months ended April 30, 2012, transactions for written options on futures were as follows:
	Contract Amount	Premiums
Outstanding, beginning of period	—	$—
Options written	37,600,000	988,410
Outstanding, end of period	37,600,000	$988,410

D. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Amended and Restated Management Agreement.

Prior to March 1, 2012, pursuant to an investment subadvisory agreement with the Advisor, QS Investors, LLC ("QS Investors") acted as an investment subadvisor to the Fund. QS Investors rendered strategic asset allocation services and managed the portion of assets allocated to the Fund's global tactical asset allocation overlay strategy. QS Investors was paid by the Advisor for the services QS Investors provided to the Fund. The Fund's board approved the termination of QS Investors as the Fund's subadvisor and effective March 1, 2012, the Advisor assumed all day-to-day advisory responsibilities for the Fund that were previously delegated to QS Investors.

Prior to December 1, 2011, pursuant to a written contract with the Advisor, Deutsche Asset Management International GmbH ("DeAMi"), a direct, wholly owned subsidiary of Deutsche Bank AG, served as a subadvisor to the Fund and was responsible for portfolio management of a portion of the large cap value allocation of the Fund. DeAMi was paid for its services by the Advisor from its fee as Investment Advisor to the Fund. The Fund's board approved the termination of DeAMi as the Fund's subadvisor and effective December 1, 2011, the Advisor assumed all day-to-day advisory responsibilities for the Fund that were previously delegated to DeAMi.

Under the Management Agreement, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly at the following rates:
First $1.5 billion of the Fund's average daily net assets	.370%
Next $500 million of such net assets	.345%
Next $1.5 billion of such net assets	.310%
Next $2.0 billion of such net assets	.300%
Next $2.0 billion of such net assets	.290%
Next $2.5 billion of such net assets	.280%
Next $2.5 billion of such net assets	.270%
Over $12.5 billion of such net assets	.260%

Accordingly, for the six months ended April 30, 2012, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of 0.37% of the Fund's average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2012, the Administration Fee was $514,818, of which $84,479 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement among DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2012, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at April 30, 2012
Class A	$414,430	$163,765
Class B	10,622	4,595
Class C	15,182	5,491
Class S	201,068	74,713
Institutional Class	546	223
	$641,848	$248,787

Distribution and Service Fees. Under the Fund's Class B and C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended April 30, 2012, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2012
Class B	$22,087	$10,766
Class C	68,210	13,978
	$90,297	$24,744

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2012, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at April 30, 2012	Annualized Effective Rate
Class A	$911,453	$351,865	.24%
Class B	7,159	2,488	.24%
Class C	22,338	7,728	.25%
	$940,950	$362,081

Underwriting and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2012 aggregated $12,835.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended April 30, 2012, the CDSC for Class B and C shares aggregated $4,164 and $169, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions for Class A shares. For the six months ended April 30, 2012, DIDI received $336 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory, filing services to the Fund. For the six months ended April 30, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $14,780, of which $11,542 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the period from November 1, 2011 through April 30, 2012, the Fund incurred lending agent fees to Deutsche Bank AG for the amount of $32,174.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2012.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2012		Year Ended October 31, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,045,604	$9,508,148	2,600,426	$23,606,901
Class B	2,816	24,725	33,998	305,042
Class C	56,697	519,253	255,402	2,321,762
Class S	553,141	5,033,093	1,271,512	11,498,411
Institutional Class	3,920	36,122	136,617	1,262,035
		$15,121,341		$38,994,151
Shares issued to shareholders in reinvestment of distributions
Class A	657,191	$5,883,948	1,236,011	$11,042,832
Class B	2,026	18,157	3,088	27,649
Class C	7,899	70,651	12,597	112,476
Class S	224,293	2,008,478	416,668	3,722,356
Institutional Class	1,385	12,390	5,276	47,727
		$7,993,624		$14,953,040
Shares redeemed
Class A	(7,044,492)	$(64,006,607)	(14,995,542)	$(136,526,804)
Class B	(158,261)	(1,437,043)	(419,179)	(3,810,180)
Class C	(225,385)	(2,054,974)	(518,026)	(4,687,663)
Class S	(2,063,177)	(18,779,373)	(3,791,077)	(34,536,255)
Institutional Class	(14,135)	(127,217)	(419,544)	(3,923,011)
		$(86,405,214)		$(183,483,913)
Net increase (decrease)
Class A	(5,341,697)	$(48,614,511)	(11,159,105)	$(101,877,071)
Class B	(153,419)	(1,394,161)	(382,093)	(3,477,489)
Class C	(160,789)	(1,465,070)	(250,027)	(2,253,425)
Class S	(1,285,743)	(11,737,802)	(2,102,897)	(19,315,488)
Institutional Class	(8,830)	(78,705)	(277,651)	(2,613,249)
		$(63,290,249)		$(129,536,722)

G. Changes to Investment Strategies, Policies and Fund Name

Effective March 1, 2012, the Fund's investment objective changed from seeking the highest total return, a combination of income and capital appreciation, consistent with reasonable risk, to seeking to maximize income while maintaining prospects for capital appreciation. In connection with the implementation of the new objective, the Fund's name changed to DWS Global Income Builder Fund. For more information, please see the Fund's current prospectus.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2011 to April 30, 2012).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.
Expenses and Value of a $1,000 Investment for the six months ended April 30, 2012 (Unaudited)
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/12	$1,065.90	$1,060.60	$1,061.70	$1,067.00	$1,066.60
Expenses Paid per $1,000*	$4.78	$9.94	$8.97	$3.80	$3.49
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/11	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/12	$1,020.24	$1,015.22	$1,016.16	$1,021.18	$1,021.48
Expenses Paid per $1,000*	$4.67	$9.72	$8.77	$3.72	$3.42

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.
Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
DWS Global Income Builder Fund	.93%	1.94%	1.75%	.74%	.68%

For more information, please refer to the Fund's prospectus.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack
President, Thomas H. Mack & Co., Inc.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:
For shareholders of Classes A, B, C and Institutional Class:
(800) 621-1048
For shareholders of Class S:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	KTRAX	KTRBX	KTRCX	KTRSX	KTRIX
CUSIP Number	23336W 106	23336W 205	23336W 304	23336W 502	23336W 601
Fund Number	002	202	302	2033	1402

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2011

Notes

Notes

Notes

DWS
INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DGIBF-3
(R-027564-1 6/12)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Income Builder Fund, a series of DWS Market Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	June 27, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 27, 2012